Retirement benefit obligations	6 Months Ended
Jun. 30, 2023
Disclosure of defined benefit plans [abstract]
Retirement benefit obligations
Note 13: Retirement benefit obligations
The Group’s post-retirement defined benefit scheme obligations are comprised as follows:

	At 30 Jun 2023 £m	At 31 Dec 2022 £m

Defined benefit pension schemes:
Present value of funded obligations	(27,482)	(28,965)
Fair value of scheme assets	32,081	32,697
Net pension scheme asset	4,599	3,732
Other post-retirement schemes	(34)	(35)
Net retirement benefit asset	4,565	3,697

Recognised on the balance sheet as:
Retirement benefit assets	4,685	3,823
Retirement benefit obligations	(120)	(126)
Net retirement benefit asset	4,565	3,697
Movements in the Group’s net post-retirement defined benefit scheme asset during the period were as follows:

£m

Asset at 1 January 2023	3,697
Income statement charge	37
Employer contributions	950
Remeasurement	(119)
Asset at 30 June 2023	4,565
The principal assumptions used in the valuations of the defined benefit pension schemes were as follows:

	At 30 Jun 2023%	At 31 Dec 2022%

Discount rate	5.39	4.93
Rate of inflation:
Retail Price Index (RPI)	3.22	3.13
Consumer Price Index (CPI)	2.77	2.69
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.89	2.84